Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities
Accrued Liabilities

11. Accrued Liabilities

Accrued liabilities as of December 31, 2023, and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Accrued expenses	$20,378	$26,676
Accrued interest	8,160	9,362
Total	$28,538	$36,038